Accruals and Other Liabilities - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accruals and Other Liabilities
Accrued costs of purchase commitments due to their transition to new models under NIO Technology Platform 2.0	¥ 521,443	¥ 792,786